ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended
Jun. 30, 2019
Payables And Accruals [Abstract]
Schedule of accounts payable and accrued expenses

At June 30, 2019 and December 31, 2018, accounts payable and accrued expenses consisted of the following (in thousands):

	June 30, 2019	December 31, 2018
Accounts payable:
Clinical and regulatory expenses	$252	$83
Professional fee	807	2,157
Selling expenses	1,568	382
Manufacturing costs	2,198	—
Other vendors	487	980
Total accounts payable	5,312	3,602
Accrued interest payable, related parties	1,553	842
Accrued interest payable	2,270	2,138
Accrued expenses:
Payroll expenses	803	713
Accrued rebates	1,400	1,744
Other accrued expenses	117	83
Total accrued expenses	2,320	2,540
Total accounts payable and accrued expenses	$11,455	$9,122